Statements of Changes in Shareholders’ Deficit - USD ($)	Class A Ordinary Shares	Class B Ordinary Shares	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Aug. 20, 2020
Balance (in Shares) at Aug. 20, 2020
Class B ordinary shares issued to Sponsor		$ 259	24,741		25,000
Class B ordinary shares issued to Sponsor (in Shares)		2,587,500
Forfeiture of Class B ordinary shares		$ (34)	34
Forfeiture of Class B ordinary shares (in Shares)		(337,500)
Sale of 479,000 Private Placement Units on November 12, 2020	$ 48		4,542,347		4,542,395
Sale of 479,000 Private Placement Units on November 12, 2020 (in Shares)	479,000
Sale of 75,000 Representative shares on November 12, 2020	$ 7		743		750
Sale of 75,000 Representative shares on November 12, 2020 (in Shares)	75,000
Fair value of Representative shares			653,250		653,250
Net income (loss)				(565,298)	(565,298)
Fair Value Adjustment of Class A Ordinary Shares to Redemption Value			(4,776,381)		(4,776,381)
Balance at Dec. 31, 2020	$ 55	$ 225	444,734	(565,298)	(120,284)
Balance (in Shares) at Dec. 31, 2020	554,000	2,250,000
Net income (loss)				(899,880)	(899,880)
Fair Value Adjustment of Class A Ordinary Shares to Redemption Value			(444,734)	(484,814)	(929,548)
Balance at Dec. 31, 2021	$ 55	$ 225		$ (1,949,992)	$ (1,949,712)
Balance (in Shares) at Dec. 31, 2021	554,000	2,250,000